Significant Accounting Policies - Additional Information (Detail) - GBP (£) £ in Billions	12 Months Ended
	Mar. 31, 2022	Jul. 01, 2022
Revolving Credit Facility [Member] | Jaguar Land Rover [Member] | Nonadjusting Event [member]
Disclosure of summary of significant accounting policies [line items]
Revolving credit facility amount		£ 2.0
Revolving credit facility reduced amount		£ 1.5
Bottom of range [member]
Disclosure of summary of significant accounting policies [line items]
Percentage of sustained decline wholesale volumes	60.00%